Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 329.0	$ 319.0
Marketable securities	2.5	9.0
Accounts receivable, net	1,404.9	1,330.9
Inventories, net	1,786.3	1,546.5
Prepaid expenses and other current assets	409.2	323.6
Assets held for sale	271.0
Deferred tax assets	231.8	309.3
Total current assets	4,434.7	3,838.3
Property, plant and equipment, net	1,616.8	1,485.0
Investments and other assets	137.5	91.2
Deferred tax assets	104.8	61.8
Product rights and other intangibles	8,234.5	3,784.3
Goodwill	8,197.6	4,854.2
Total assets	22,725.9	14,114.8
Current liabilities:
Accounts payable and accrued expenses	2,343.2	2,467.9
Income taxes payable	96.6	68.1
Current portion of long-term debt and capital leases	534.6	176.2
Deferred revenue	38.8	32.3
Liabilities held for sale	246.6
Deferred tax liabilities	35.1	4.8
Total current liabilities	3,294.9	2,749.3
Long-term debt and capital leases	8,517.4	6,257.1
Deferred revenue	40.1	11.3
Other long-term liabilities	326.2	162.6
Other taxes payable	187.3	70.3
Deferred tax liabilities	822.9	1,007.8
Total liabilities	13,188.8	10,258.4
Commitments and contingencies
Equity:
Ordinary Shares; $0.0001 and $0.0033 par value per share; 1,000.0 million shares authorized, 174.2 million and 138.0 million shares issued and 174.2 million and 127.7 million shares outstanding, respectively		0.4
Additional paid-in capital	8,012.6	1,956.7
Retained earnings	1,432.3	2,182.7
Accumulated other comprehensive income	90.5	36.8
Treasury shares, at cost; 18.3 thousand and 10.3 million shares held, respectively	(3.3)	(342.8)
Total stockholders' equity	9,532.1	3,833.8
Noncontrolling interest	5.0	22.6
Total equity	9,537.1	3,856.4
Total liabilities and equity	$ 22,725.9	$ 14,114.8